SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PREPARATION (Narrative) (Details)	12 Months Ended
Jan. 31, 2019 USD ($)
SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PREPARATION [abstract]
Impairment of non-financial assets	$ 5,160,741
Licences
Significant Accounting Policies And Basis Of Preparation [Line Items]
Useful lives of the intangible assets	5 years
Customer relationships
Significant Accounting Policies And Basis Of Preparation [Line Items]
Useful lives of the intangible assets	5 years